MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of other non-current assets by geography
The following table summarizes the company’s total non-current assets by geography as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
United States	$8,221	$8,689
Brazil	3,493	2,990
Australia	650	3,050
United Kingdom	233	220
Other	1,548	1,214
Total non-current assets	$14,145	$16,163
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2025, 2024, and 2023:

(US$ MILLIONS)	2025	2024	2023
Australia	$3,051	$4,540	$3,848
United States	1,598	1,526	1,734
United Kingdom	1,321	1,041	864
Brazil	858	799	934
Other	340	302	303
Total revenues	$7,168	$8,208	$7,683

Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2025 and 2024:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2025	2024	2025	2024
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the company as at December 31, 2025 and 2024:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2025	2024	2025	2024
Healthcare services (1)	Healthscope Pty Ltd	Australia	—%	100%	—%	28%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	19%	26%
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
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(1)In May 2025, the company’s healthcare service operation entered receivership. As a result, the company ceased to have control and deconsolidated the net liabilities of the business. See Note 17(i) for further details.
The following tables present the gross assets and liabilities as at December 31, 2025 and 2024 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2025, 2024, and 2023 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2025
	Total							Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,084	$11,776	$686	$9,307	$2,586	$(294)	$15	$(228)	$(4)	$2,781

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,736	$14,150	$1,496	$11,468	$4,340	$(1,423)	$(168)	$(1,039)	$(34)	$2,694

	Year ended December 31, 2023
	Total			Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$8,180	$3,149	$(25)	$2,310	$(2,947)	$3,880

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
The following table presents the change in the balance of property, plant and equipment for the year ended December 31, 2025 and 2024:

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2024	$19	$2,055	$553	$393	$378	$3,398
Additions (cash and non-cash)	—	48	75	3	56	182
Dispositions	—	—	(8)	(1)	(30)	(39)
Assets reclassified as held for sale	—	—	(2)	—	—	(2)
Foreign currency translation and other	(2)	(199)	(39)	(35)	(39)	(314)
Balance at December 31, 2024	$17	$1,904	$579	$360	$365	$3,225
Additions (cash and non-cash)	—	25	64	6	54	149
Dispositions (1)	(5)	(1,938)	(495)	(346)	(228)	(3,012)
Assets reclassified as held for sale	(7)	(25)	—	—	—	(32)
Foreign currency translation and other	—	46	20	13	33	112
Balances at December 31, 2025	$5	$12	$168	$33	$224	$442

Accumulated depreciation and impairment
Balance at January 1, 2024	$—	$(242)	(205)	(75)	(133)	(655)
Depreciation and impairment expense	—	(55)	(63)	(16)	(55)	(189)
Dispositions	—	—	3	2	26	31
Assets reclassified as held for sale	—	—	1	—	—	1
Foreign currency translation and other	—	24	19	6	18	67
Balance at December 31, 2024	$—	$(273)	$(245)	$(83)	$(144)	$(745)
Depreciation and impairment expense	—	(23)	(42)	(8)	(56)	(129)
Dispositions (1)	—	285	207	71	73	636
Assets reclassified as held for sale	—	19	—	—	—	19
Foreign currency translation and other	—	(10)	(9)	(2)	(4)	(25)
Balances at December 31, 2025	$—	$(2)	$(89)	$(22)	$(131)	$(244)
Net book value
December 31, 2024	$17	$1,631	$334	$277	$221	$2,480
December 31, 2025	$5	$10	$79	$11	$93	$198
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(1)Includes the deconsolidation of the company’s healthcare services operation. See Note 17(i) for additional information.
The carrying value and depreciation/impairment expense of right-of-use assets as at December 31, 2025 and 2024 are outlined below, by class of underlying asset:

	Year ended December 31, 2025
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$—	$61	$32	$93
Depreciation/impairment expense	—	(28)	(28)	$(56)

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$1	$190	$30	$221
Depreciation/impairment expense	—	(30)	(25)	$(55)
Lessor
Assets subject to operating leases	—	—	5	$5

Disclosure of detailed information about intangible asset amortization periods	Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 50 years
Brand and trademarks	Up to 15 years
Computer software	Up to 5 years
Customer relationships	Up to 15 years
Proprietary technology	Up to 5 years

Disclosure of explanation of measurement bases used in preparing financial statements
The table below summarizes the company’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial Instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the company
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
Exchangeable and class B shares	Amortized cost	Exchangeable and class B shares
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(1)Derivative assets and liabilities are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.